MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 15,887	$ 72,742
Gross unrealized losses, less than one year	(1)	(72)
Gross unrealized gains, less than one year	14	324
Market Value, less than one year	15,900	72,994
Adjusted cost, over one year through three years	71,077	29,672
Gross unrealized losses, over one year through three years	(42)	(173)
Gross unrealized gains, over one through three years	363	24
Market Value, over one year through three years	71,398	29,523
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	1,614	0
Gross unrealized losses, less than one year	0	0
Gross unrealized gains, less than one year	0	0
Market Value, less than one year	1,614	0
Adjusted cost, over one year through three years	303	1,888
Gross unrealized losses, over one year through three years	0	(8)
Gross unrealized gains, over one through three years	10	7
Market Value, over one year through three years	313	1,887
US government [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	0	3,780
Gross unrealized losses, less than one year	0	0
Gross unrealized gains, less than one year	0	2
Market Value, less than one year	0	3,782
Adjusted cost, over one year through three years	0	0
Gross unrealized losses, over one year through three years	0	0
Gross unrealized gains, over one through three years	0	0
Market Value, over one year through three years	0	0
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	14,273	68,962
Gross unrealized losses, less than one year	(1)	(72)
Gross unrealized gains, less than one year	14	322
Market Value, less than one year	14,286	69,212
Adjusted cost, over one year through three years	70,774	27,784
Gross unrealized losses, over one year through three years	(42)	(165)
Gross unrealized gains, over one through three years	353	17
Market Value, over one year through three years	$ 71,085	$ 27,636